Retirement Plan (Integrated Medicine and Chiropractic Regeneration Center PSC)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Retirement Plan

Note 13 – Retirement Plan

The Company offers a 401(k) plan that covers eligible employees. The plan provides for voluntary salary deferrals for eligible employees. Additionally, the Company is required to make matching contributions of 50% of up to 6 % of total compensation for those employees making salary deferrals. The Company made contributions of $13,379 and $914 during 2017 and 2016, respectively and $15,580 and $9,615 during the nine month periods ended September 30, 2018 and 2017, respectively.

Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Retirement Plan

Note 10 – Retirement Plan

The Company offers a 401(k) plan that covers eligible employees. The plan provides for voluntary salary deferrals for eligible employees. Additionally, the Company is required to make matching contributions of 50% of up to 6 % of total compensation for those employees making salary deferrals. The Company made contributions of $4,994 (unaudited) and $2,397 (unaudited) during the three months ended March 31, 2018 and 2017, respectively.

Note 10 – Retirement Plan

The Company offers a 401(k) plan that covers eligible employees. The plan provides for voluntary salary deferrals for eligible employees. Additionally, the Company is required to make matching contributions of 50% of up to 6 % of total compensation for those employees making salary deferrals. The Company made contributions of $13,597 and $11,575 during 2017 and 2016, respectively.